Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of September 30, 2024 and March 31, 2025, property, plant and equipment, net consisted of the following:

	As of
	September 30, 2024	March 31, 2025
Furniture	$63,101	$63,101
Leasehold improvements	87,172	93,582
Total property plant and equipment, at cost	150,273	156,683
Less: accumulated depreciation	(27,172)	(68,751)
Total property, plant and equipment, net	$123,101	$87,932